Commitments and Contingencies (Details) - Schedule of Contractual Obligations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings		¥ 10,000	[1]		$ 1,450	[1]	¥ 9,000
Operating lease liabilities	[2]	6,485		$ 940
Loan payable to WuYi Transportation Construction		6,500	[3]		942	[3]	¥ 500
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]	1,281		186
Total		¥ 24,266			3,518
Payment due by period Less than One Year [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Operating lease liabilities	[2]			1,696
Loan payable to WuYi Transportation Construction	[3]				6,500
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]			1,281
Total					9,477
Payment due by period Greater than One Year to Three Years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]				10,000
Operating lease liabilities	[2]			1,785
Loan payable to WuYi Transportation Construction	[3]
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]
Total					11,785
Payment due by period Greater than Three Years to Five Years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Operating lease liabilities	[2]			1,991
Loan payable to WuYi Transportation Construction	[3]
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]
Total					1,991
Payment due by period More than Five Years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Operating lease liabilities	[2]			1,013
Loan payable to WuYi Transportation Construction	[3]
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]
Total					$ 1,013

[1]	The Group’s commitment for long-term bank borrowings as of December 31, 2022 is discussed in Note 13 BANK BORROWINGS.
[2]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2022 is discussed in Note 15 LEASES.
[3]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2022 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.
[4]	The Group’s commitment for the payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) as of December 31, 2022 is discussed in Note 23 SUBSEQUENT EVENTS.